RULE 497 FILING

On behalf of the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio and Goldman Sachs Target Date 2060 Portfolio (collectively, the “Portfolios”), each a series of Goldman Sachs Trust II, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) on September 14, 2018 (Accession No. 0001193125-18-273858), which is incorporated by reference into this Rule 497 Filing.